UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number: 28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia               May 12, 2010
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 85
                                              -----------------------

Form 13F Information Table Value Total:           $213,289
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Form 13F Information Table 03-31-2010:

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NAME OF                                     TYPE OF                                       SHR OR     SH/PUT INVSTMNT OTHER  VOTING
ISSUER                                      CLASS            CUSIP          VALUE         PRN AMT   PRN/CALL DSCRTN  MGRS  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Adams Resources and Energy Inc.                  COM NEW       006351308  $    405,912.50        23,195 SH    Sole     N/A      Sole
Alliance One International Inc.                  COM           018772103  $ 11,444,442.53     2,248,417 SH    Sole     N/A      Sole
Allied Defense Group, Inc.                       COM           019118108  $  7,411,887.21     1,028,001 SH    Sole     N/A      Sole
American Pacific Corp.                           COM           028740108  $  4,805,385.64       704,602 SH    Sole     N/A      Sole
Argo Group International Holdings Ltd.           COM           G0464B107  $    331,965.00        10,186 SH    Sole     N/A      Sole
Arlington Asset Investment Corp.                 CL A NEW      041356205  $  3,294,104.52       184,854 SH    Sole     N/A      Sole
Aspen Insurance Holdings Ltd.                    SHS           G05384105  $  4,109,624.00       142,300 SH    Sole     N/A      Sole
ATP Oil&Gas                                      COM           00208J108  $  1,243,341.00        66,100 SH    Sole     N/A      Sole
Audiovox Corporation Class A                     CL A          050757103  $  5,631,988.68       723,906 SH    Sole     N/A      Sole
Bassett Furniture Industries                     COM           070203104  $  7,732,118.52     1,370,943 SH    Sole     N/A      Sole
Beazer Homes USA                                 COM           07556Q105  $    165,982.40        36,560 SH    Sole     N/A      Sole
Black Rock High Income Shares                    SHS BEN INT   09250E107  $    615,376.23       303,141 SH    Sole     N/A      Sole
Bofi Holdings Inc.                               COM           05566U108  $  7,721,635.81       554,317 SH    Sole     N/A      Sole
Books-A-Million Inc.                             COM           098570104  $  3,948,869.76       545,424 SH    Sole     N/A      Sole
Bowl America Inc. - Class A                      CL A          102565108  $    260,741.00        20,057 SH    Sole     N/A      Sole
Brandywine Operation Partners3.875% Due 10-15-26 NOTE 3.875%
                                                   10-15-26    105340AH6  $     24,937.50    $25,000.00 SH    Sole     N/A      Sole
Brandywine Realty Trust                          SH BEN INT
                                                   NEW         105368203  $  4,311,448.68       353,108 SH    Sole     N/A      Sole
Brigham Exploration Co.                          COM           109178103  $  5,506,881.05       345,259 SH    Sole     N/A      Sole
BRT Realty Trust                                 SH BEN INT
                                                   NEW         055645303  $  4,433,869.02       670,782 SH    Sole     N/A      Sole
California First National Bank Corp.             COM           130222102  $  6,175,896.90       462,614 SH    Sole     N/A      Sole
Care Investment Trust                            COM           141657106  $  2,917,000.56       327,018 SH    Sole     N/A      Sole
Century Casinos Inc.                             COM           156492100  $  1,407,200.00       562,880 SH    Sole     N/A      Sole
ChipMOS Technology Bermuda Ltd.                  SHS           G2110R106  $    565,250.00       743,750 SH    Sole     N/A      Sole
Comstock Homebuilding Class A                    CL A          205684103  $    249,843.00       227,130 SH    Sole     N/A      Sole
Core-Mark Hldgs                                  COM           218681104  $  2,559,700.03        83,623 SH    Sole     N/A      Sole
Covenant Transport Inc. Cl. A.                   CL A          22284P105  $  1,114,488.72       184,824 SH    Sole     N/A      Sole
CVR Energy Inc.                                  COM           12662P108  $  1,009,513.75       115,373 SH    Sole     N/A      Sole
Dana Holdings Corp.                              COM           235825205  $  6,153,293.52       517,954 SH    Sole     N/A      Sole
Delta Apparel Inc.                               COM           247368103  $ 11,739,312.00       752,520 SH    Sole     N/A      Sole
DiamondRock Hospitality                          COM           252784301  $  1,030,120.43       101,891 SH    Sole     N/A      Sole
Dillards Inc. Class A.                           CL A          254067101  $  5,529,480.00       234,300 SH    Sole     N/A      Sole
Duckwall-ALCO                                    COM           264142100  $  4,922,847.09       339,741 SH    Sole     N/A      Sole
FBR Capital Markets Corp.                        COM           30247C301  $  1,019,682.30       224,106 SH    Sole     N/A      Sole
First Federal Northern Michigan Bancorp.         COM           32021X105  $     49,896.00        35,640 SH    Sole     N/A      Sole
Fisher Communications Inc.                       COM           337756209  $    991,864.50        70,345 SH    Sole     N/A      Sole
Franklin Universal Trust                         SH BEN INT    355145103  $     76,497.00        12,900 SH    Sole     N/A      Sole
Frequency Electronics, Inc.                      COM           358010106  $  1,347,403.20       255,190 SH    Sole     N/A      Sole
GulfMark Offshore, Inc.                          CL A NEW      402629208  $    876,123.45        32,999 SH    Sole     N/A      Sole
Hardinge Inc.                                    COM           412324303  $  3,285,180.00       365,020 SH    Sole     N/A      Sole
Hastings Entertainment                           COM           418365102  $    484,243.47       109,756 SH    Sole     N/A      Sole
Horizon Lines Inc.4.250% Due 08-15-12            NOTE 4.250%
                                                   08-15-12    44044KAB7  $    657,187.50   $750,000.00 SH    Sole     N/A      Sole
Hornbeck Offshore Service                        COM           440543106  $  3,662,004.00       197,200 SH    Sole     N/A      Sole
Horsehead Holdings                               COM           440694305  $  8,964,892.80       757,170 SH    Sole     N/A      Sole
HRPT Properties Trust                            COM SH BEN
                                                   INT         40426W101  $  5,211,658.62       669,879 SH    Sole     N/A      Sole
Imperial Sugar                                   COM NEW       453096208  $  2,197,379.25       141,675 SH    Sole     N/A      Sole
Integrated Electrical Services, Inc.             COM           45811e301  $    721,770.55       127,747 SH    Sole     N/A      Sole
J. Alexanders Corp.                              COM           466096104  $    511,255.80       122,310 SH    Sole     N/A      Sole
Lodgian Inc.                                     COM PAR $0.01 54021P403  $    416,631.12       164,028 SH    Sole     N/A      Sole
LTX-Credence Corporation                         COM           502403108  $    419,015.67       138,289 SH    Sole     N/A      Sole
Lubys. Inc.                                      COM           549282101  $  1,286,421.82       326,503 SH    Sole     N/A      Sole
Magnum Hunter Resources                          COM           55973b102  $    481,432.64       158,366 SH    Sole     N/A      Sole
Marlin Business Service                          COM           571157106  $  3,001,598.60       295,724 SH    Sole     N/A      Sole
Medallion Financial Corp.                        COM           583928106  $  1,265,377.32       158,967 SH    Sole     N/A      Sole
Mercer International Inc.                        COM           588056101  $    613,622.99       116,437 SH    Sole     N/A      Sole
Meridian Resources                               COM           58977Q109  $      4,853.24        17,333 SH    Sole     N/A      Sole
Mirant Corp.                                     COM           60467R100  $  3,992,702.89       367,652 SH    Sole     N/A      Sole
Mitcham Industies, Inc.                          COM           606501104  $  1,257,730.80       173,960 SH    Sole     N/A      Sole
Mod-Pac Corp.                                    COM           607495108  $  1,103,140.11       186,027 SH    Sole     N/A      Sole
Old Republic International Corp.                 COM           680223104  $  2,707,180.00       213,500 SH    Sole     N/A      Sole
Omega Protein Corp.                              COM           68210P107  $  2,264,143.00       393,764 SH    Sole     N/A      Sole
Parlux Fragrance                                 COM           701645103  $    282,407.01       140,501 SH    Sole     N/A      Sole
Patterson-UTI Energy Inc.                        COM           703481101  $  2,089,213.50       149,550 SH    Sole     N/A      Sole
Penn Millers Holding                             COM           707561106  $  2,226,110.85       183,219 SH    Sole     N/A      Sole
Pep Boys - MM&J                                  COM           713278109  $    213,060.00        21,200 SH    Sole     N/A      Sole
Playboy Enterprises3.000% Due 03-15-25           NOTE 3.000%
                                                   03-15-25    728117AB8  $  1,281,478.75 $1,501,000.00 SH    Sole     N/A      Sole
PMA Capital Corp. Cl. A                          CL A          693419202  $  8,430,072.64     1,372,976 SH    Sole     N/A      Sole
Post Properties Inc.                             COM           737464107  $  1,607,460.00        73,000 SH    Sole     N/A      Sole
RF Monolithics Inc.                              COM           74955f106  $     13,817.60        10,880 SH    Sole     N/A      Sole
Safety Insurance Group                           COM           78648T100  $    282,525.00         7,500 SH    Sole     N/A      Sole
Sparton Corporation                              COM           847235108  $    652,976.60       110,674 SH    Sole     N/A      Sole
Superior Industries International Inc.           COM           868168105  $  3,497,544.72       217,509 SH    Sole     N/A      Sole
Sypris Solutions Inc.                            COM           871655106  $  1,847,263.82       553,073 SH    Sole     N/A      Sole
Tandy Brands Accessories Inc.                    COM           875378101  $  1,426,744.80       396,318 SH    Sole     N/A      Sole
Tecumseh Products Company - Class A              CL A          878895200  $  3,294,225.06       268,478 SH    Sole     N/A      Sole
Tecumseh Products Company - Class B              CL B          878895101  $  4,902,167.56       412,988 SH    Sole     N/A      Sole
Tesoro Corp.                                     COM           881609101  $  1,587,199.30       114,187 SH    Sole     N/A      Sole
Thomas Properties Group, Inc.                    COM           884453101  $    858,417.39       257,783 SH    Sole     N/A      Sole
Toreador Resources Corp.5.000% Due 10-01-25      NOTE 5.000%
                                                   10-01-25    891050AB2  $    716,250.00   $750,000.00 SH    Sole     N/A      Sole
Tower Group Inc.                                 COM           891777104  $  3,694,052.31       166,624 SH    Sole     N/A      Sole
Ultra Petrol Bahamas                             COM           P94398107  $    688,765.99       125,917 SH    Sole     N/A      Sole
Unifi Inc.                                       COM           904677101  $  1,927,005.08       529,397 SH    Sole     N/A      Sole
Universal Stainless & Alloy Products Inc.        COM           913837100  $  1,624,338.91        67,709 SH    Sole     N/A      Sole
Vestin Realty Mortgage I Inc.                    COM           925490104  $     28,152.13        26,809 SH    Sole     N/A      Sole
Western Refining Inc.                            COM           959319104  $  2,069,100.00       376,200 SH    Sole     N/A      Sole
Western Refining Inc.5.750% Due 06-15-14         NOTE 5.750%
                                                   06-15-14    959319AC8  $    403,125.00   $500,000.00 SH    Sole     N/A      Sole
                                                                          ---------------
                                                                          $213,288,819.71
                                                                          ===============